Income Taxes - Schedule of Effective Tax Rates Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected federal income tax benefit			$ (724,684)	$ (798,000)	$ (1,774,361)	$ (1,200,378)
State income taxes after credits			(144,602)	(155,000)	(344,435)	(233,015)
Change in valuation allowance			869,286	953,000	2,118,795	1,442,900
Other						(9,507)
Total provision for income taxes